CONSOLIDATED STATEMENTS OF CAPITALIZATION (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Shares Authorized	75,000,000	75,000,000
Shares Outstanding	32,139,434	32,139,434
Total Common Stock Equity	$ 1,215,779	$ 925,923
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
No Par Value, 1,000,000 Shares Authorized, None Outstanding	0	0
Capital Lease Obligations [Abstract]
Total Capital Lease Obligations	243,260	317,426
Less Current Maturities	173,822	186,056
Total Long-Term Capital Lease Obligations	69,438	131,370
Long-term Debt, Unclassified [Abstract]
Long-term Debt	1,372,414	1,223,070
Total Capitalization	2,657,631	2,280,363
Springerville Unit 1
Capital Lease Obligations [Abstract]
Total Capital Lease Obligations	42,925	192,871
Springerville Coal Handling Facilities
Capital Lease Obligations [Abstract]
Total Capital Lease Obligations	117,573	27,878
Springerville Common Facilities
Capital Lease Obligations [Abstract]
Total Capital Lease Obligations	82,762	96,677
Variable Rate Bonds
Long-term Debt, Unclassified [Abstract]
Long-term Debt	214,830	214,802
Debt Instrument, Maturity Date Range, Start	Oct. 01, 2022
Debt Instrument, Maturity Date Range, End	Apr. 01, 2032
Debt Instrument Interest Rate	Variable
Fixed Rate Bonds
Long-term Debt, Unclassified [Abstract]
Long-term Debt	1,157,584	1,008,268
Debt Instrument, Maturity Date Range, Start	Oct. 01, 2020
Debt Instrument, Maturity Date Range, End	Mar. 15, 2044
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	3.85%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	5.75%
Common Stock-No Par Value
Total Common Stock Equity	1,116,539	888,971
Capital Stock Expense
Total Common Stock Equity	(6,357)	(6,357)
Accumulated Earnings
Total Common Stock Equity	111,523	49,185
Accumulated Other Comprehensive Loss
Total Common Stock Equity	$ (5,926)	$ (5,876)